SUPPLEMENT TO THE

FIDELITY® ADVISOR AGGRESSIVE GROWTH FUND, FIDELITY ADVISOR ASSET ALLOCATION FUND, FIDELITY ADVISOR BALANCED FUND, FIDELITY ADVISOR DIVIDEND GROWTH FUND, FIDELITY ADVISOR DYNAMIC CAPITAL APPRECIATION FUND, FIDELITY ADVISOR EQUITY GROWTH FUND, FIDELITY ADVISOR EQUITY INCOME FUND, FIDELITY ADVISOR EQUITY VALUE FUND, FIDELITY ADVISOR FIFTY FUND, FIDELITY ADVISOR GROWTH & INCOME FUND, FIDELITY ADVISOR GROWTH OPPORTUNITIES FUND, FIDELITY ADVISOR LARGE CAP FUND, FIDELITY ADVISOR LEVERAGED COMPANY STOCK FUND, FIDELITY ADVISOR MID CAP FUND, FIDELITY ADVISOR SMALL CAP FUND, FIDELITY ADVISOR STRATEGIC GROWTH FUND, FIDELITY ADVISOR VALUE STRATEGIES FUND

Funds of Fidelity Advisor Series I and Fidelity Securities Fund

Class A, Class T, Class B, Class C, and Institutional Class

January 29, 2004

STATEMENT OF ADDITIONAL INFORMATION

The following information replaces the similar information in the "Investment Policies and Limitations" section on page 2.

For purposes of Advisor Asset Allocation's concentration limitation discussed above, with respect to the fund's investments in Fidelity Central Investment Portfolios LLC ("CIPs"), Fidelity Money Market Central Fund and Fidelity Ultra-Short Central Fund, Fidelity Management & Research Company (FMR) treats the issuers of the underlying securities owned by a CIP, Fidelity Money Market Central Fund and Fidelity Ultra-Short Central Fund as the issuer of the CIP, Fidelity Money Market Central Fund and Fidelity Ultra-Short Central Fund respectively.

The following information supplements the information in the "Investment Policies and Limitations" section on page 6.

Central Investment Portfolios (CIPs) are funds managed by FMR or its affiliates. The high income central investment portfolios seek a high level of income, and may also seek capital appreciation. The investment-grade central investment portfolios seek a high level of current income. Certain Fidelity funds are permitted to invest some or all of their assets allocated to high income and/or investment-grade debt in CIPs. Such an investment would allow a fund to obtain the benefits of a fully diversified high income and/or investment-grade bond portfolio regardless of the amount of assets the fund invests in high income and/or investment-grade debt.

The following information supplements the information in the "Distributions and Taxes" section on page 26.

The funds may invest a substantial amount of their assets in one or more series of CIPs. For federal income tax purposes, each CIP intends to be treated as a partnership that is not a "publicly traded partnership" and, as a result, will not be subject to federal income tax. A fund, as an investor in a CIP, will be required to take into account in determining its federal income tax liability its share of the CIP's income, gains, losses, deductions, and credits, without regard to whether it has received any cash distributions from the CIP.

A CIP will allocate at least annually among its investors, including the funds, each investor's distributive share of the CIP's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

The following information supplements the information in the "Distributions and Taxes" section on page 26.

Dividends. A portion of each fund's income may qualify for the dividends-received deduction available to corporate shareholders to the extent that the fund's income is derived from qualifying dividends or, for Advisor Asset Allocation, from the qualifying portion of dividends allocated by an underlying CIP, if applicable. Because each fund and for Advisor Asset Allocation any underlying CIP, may earn other types of income, such as interest, short-term capital gains (including, for Advisor Asset Allocation, short-term capital gains allocated by an underlying CIP), and non-qualifying dividends, the percentage of dividends from the fund that qualifies for the deduction generally will be less than 100%. A percentage of dividends distributed to individual shareholders may qualify for taxation at long-term capital gains rates (provided certain holding period requirements are met). A portion of each fund's dividends derived from certain U.S. Government securities, including the portion of interest income derived from certain U.S. Government securities and allocated to Advisor Asset Allocation by an underlying CIP, and securities of certain other investment companies may be exempt from state and local taxation.

ACOM11B-04-03 November 5, 2004
1.739097.114

Effective July 1, 2004, Mr. Dirks serves as a Member of the Advisory Board. The following information supplements the information found in the "Trustees and Officers" section beginning on page 28.

Dennis J. Dirks (56)

Year of Election or Appointment: 2004

Member of the Advisory Board of Fidelity Advisor Series I and Fidelity Securities Fund. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003).

Effective October 1, 2004, Mr. Wolfe serves as a Member of the Advisory Board. The following information supplements the information found in the "Trustees and Officers" section beginning on page 28.

Kenneth L. Wolfe (64)

Year of Election or Appointment: 2004

Member of the Advisory Board of Fidelity Advisor Series I and Fidelity Securities Fund. Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993-2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003), Revlon Inc. (2004), Bausch & Lomb, Inc., and Carpenter Technology Corporation.

The following information supplements similar information found in the "Trustees and Officers" section beginning on page 28.

Matthew J. Conti (38)

Year of Election or Appointment: 2004

Vice President of Advisor Asset Allocation. Mr. Conti also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Conti managed a variety of Fidelity funds. Mr. Conti also serves as Vice President of FMR (2003) and FMR Co., Inc. (2003).

The following information supplements similar information found in the "Trustees and Officers" section beginning on page 28.

Brian J. Hanson (30)

Year of Election or Appointment: 2004

Vice President of Advisor Strategic Growth. Mr. Hanson also serves as Vice President of another fund advised by FMR. Prior to assuming his current responsibilities, Mr. Hanson worked as an equity research analyst and manager. Mr. Hanson also serves as Vice President of FMR (2004) and FMR Co., Inc. (2004).

The following information supplements similar information found in the "Trustees and Officers" section beginning on page 28.

Jeffrey Moore (38)

Year of Election or Appointment: 2004

Vice President of Advisor Asset Allocation. Mr. Moore also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Moore managed a variety of Fidelity funds.

The following information supplements similar information found in the "Trustees and Officers" section beginning on page 28.

Ford E. O'Neil (42)

Year of Election or Appointment: 2001

Vice President of Advisor Balanced. Mr. O'Neil also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. O'Neil managed a variety of Fidelity funds.

The following information supplements similar information found in the "Trustees and Officers" section beginning on page 28.

John R. Porter (37)

Year of Election or Appointment: 2004

Vice President of Advisor Dynamic Capital Appreciation. Mr. Porter is also Vice President of another fund advised by FMR. Prior to assuming his current responsibilities, Mr. Porter managed a variety of Fidelity funds. Mr. Porter also serves as Vice President of FMR (2004) and FMR Co., Inc. (2004).

Ms. Dwyer served as President and Treasurer through February 27, 2004. The following information has been removed from the "Trustees and Officers" section on page 33.

Maria F. Dwyer (45)

Year of Election or Appointment: 2002

President and Treasurer of Advisor Aggressive Growth, Advisor Asset Allocation, Advisor Balanced, Advisor Dividend Growth, Advisor Dynamic Capital Appreciation, Advisor Equity Growth, Advisor Equity Income, Advisor Equity Value, Advisor Fifty, Advisor Growth & Income, Advisor Growth Opportunities, Advisor Large Cap, Advisor Leveraged Company Stock, Advisor Mid Cap, Advisor Small Cap, Advisor Strategic Growth, and Advisor Value Strategies. Ms. Dwyer also serves as President and Treasurer of other Fidelity funds (2002) and is a Vice President (1999) and an employee (1996) of FMR.

Effective March 5, 2004, Ms. Reynolds serves as President, Treasurer, Anti-Money Laundering officer. The following information supplements similar information found in the "Trustees and Officers" section beginning on page 28.

Christine Reynolds (45)

Year of Election or Appointment: 2004

President, Treasurer, and Anti-Money Laundering (AML) officer of Advisor Aggressive Growth, Advisor Asset Allocation, Advisor Balanced, Advisor Dividend Growth, Advisor Dynamic Capital Appreciation, Advisor Equity Growth, Advisor Equity Income, Advisor Equity Value, Advisor Fifty, Advisor Growth & Income, Advisor Growth Opportunities, Advisor Large Cap, Advisor Leveraged Company Stock, Advisor Mid Cap, Advisor Small Cap, Advisor Strategic Growth, and Advisor Value Strategies. Ms. Reynolds also serves as President, Treasurer, and AML officer of other Fidelity funds (2004) and is a Vice President (2003) and an employee (2002) of FMR. Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980-2002), where she was most recently an audit partner with PwC's investment management practice.

The following information supplements similar information found in the "Trustees and Officers" section beginning on page 28.

Kenneth A. Rathgeber (57)

Year of Election or Appointment: 2004

Chief Compliance Officer of Advisor Aggressive Growth, Advisor Asset Allocation, Advisor Balanced, Advisor Dividend Growth, Advisor Dynamic Capital Appreciation, Advisor Equity Growth, Advisor Equity Income, Advisor Equity Value, Advisor Fifty, Advisor Growth & Income, Advisor Growth Opportunities, Advisor Large Cap, Advisor Leveraged Company Stock, Advisor Mid Cap, Advisor Small Cap, Advisor Strategic Growth, and Advisor Value Strategies. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004) and Executive Vice President of Risk Oversight for Fidelity Investments (2002). Previously, he served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

Effective March 18, 2004, Ms. Monasterio serves as Deputy Treasurer. The following information supplements similar information found in the "Trustees and Officers" section beginning on page 28.

Kimberley H. Monasterio (39)

Year of Election or Appointment: 2004

Deputy Treasurer of Advisor Aggressive Growth, Advisor Asset Allocation, Advisor Balanced, Advisor Dividend Growth, Advisor Dynamic Capital Appreciation, Advisor Equity Growth, Advisor Equity Income, Advisor Equity Value, Advisor Fifty, Advisor Growth & Income, Advisor Growth Opportunities, Advisor Large Cap, Advisor Leveraged Company Stock, Advisor Mid Cap, Advisor Small Cap, Advisor Strategic Growth, and Advisor Value Strategies. Ms. Monasterio also serves as Deputy Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

Effective April 15, 2004, Mr. Lydecker serves as Assistant Treasurer. The following information supplements similar information found in the "Trustees and Officers" section beginning on page 28.

Peter L. Lydecker (50)

Year of Election or Appointment: 2004

Assistant Treasurer of Advisor Aggressive Growth, Advisor Asset Allocation, Advisor Balanced, Advisor Dividend Growth, Advisor Dynamic Capital Appreciation, Advisor Equity Growth, Advisor Equity Income, Advisor Equity Value, Advisor Fifty, Advisor Growth & Income, Advisor Growth Opportunities, Advisor Large Cap, Advisor Leveraged Company Stock, Advisor Mid Cap, Advisor Small Cap, Advisor Strategic Growth, and Advisor Value Strategies. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.

Effective June 17, 2004, Mr. Robins serves as Assistant Treasurer. The following information supplements similar information found in the "Trustees and Officers" section beginning on page 28.

Kenneth B. Robins (35)

Year of Election or Appointment: 2004

Assistant Treasurer of Advisor Aggressive Growth, Advisor Asset Allocation, Advisor Balanced, Advisor Dividend Growth, Advisor Dynamic Capital Appreciation, Advisor Equity Growth, Advisor Equity Income, Advisor Equity Value, Advisor Fifty, Advisor Growth & Income, Advisor Growth Opportunities, Advisor Large Cap, Advisor Leveraged Company Stock, Advisor Mid Cap, Advisor Small Cap, Advisor Strategic Growth, and Advisor Value Strategies. Mr. Robins also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

The following information replaces the third paragraph found under the "Voting Rights" heading in the "Description of the Trusts" section on page 74.

Each trust or a fund or a class may be terminated upon the sale of its assets to, or merger with, another open-end management investment company, series, or class thereof, or upon liquidation and distribution of its assets. The Trustees may reorganize, terminate, merge, or sell all or a portion of the assets of each trust or a fund or a class without prior shareholder approval. In the event of the dissolution or liquidation of a trust, shareholders of each of its funds are entitled to receive the underlying assets of such fund available for distribution. In the event of the dissolution or liquidation of a fund or a class, shareholders of that fund or that class are entitled to receive the underlying assets of the fund or class available for distribution.